AMALGAMATION (Details Narrative)			3 Months Ended
	Aug. 03, 2022 CAD ($) shares $ / shares	Apr. 26, 2022	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($) shares	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Share consolidation description			5-for-1
Common share issued				86,540,753
Outstanding shares	31,748,399
Fair value of options, warrants and preferred shares | $	$ 9,665,577
Transaction costs | $					$ 2,327,125
Net loss of RTO | $			$ (2,385,584)	$ (23,229,731)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Conversion of stock, shares issued	118,186
Conversion of stock, shares to be issued	13,131
Net loss of RTO | $
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Common share issued	82,157,536
Outstanding shares	77,948,368
Ownership percentage of post RTO	72.10%
Options to purchase shares	8,375,000
Unvested options	2,383,333
Fair value of stock option | $	$ 5,138,022
Share price | $ / shares	$ 2.00
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Ownership percentage of post RTO	27.90%
Option outstanding	2,995,794
Warrants outstanding	2,228,340
Reverse takeover transaction [member]
IfrsStatementLineItems [Line Items]
Options to purchase shares	8,827,250
Net loss of RTO | $	$ 29,174,415
North American Nickel Inc [member] | Amalgamation Agreement [Member]
IfrsStatementLineItems [Line Items]
Exchange ratio for RTO		1.054
Share consolidation description		5-to-1